PIMCO Funds

Supplement dated July 20, 2018 to the Bond Funds Prospectus dated July 28, 2017, as supplemented (the “Prospectus”)

Disclosure Regarding the PIMCO Moderate Duration Fund (the “Fund”)

Effective immediately, the Fund is jointly managed by Scott A. Mather and Michael Cudzil. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly managed by Scott A. Mather and Michael Cudzil. Mr. Mather is CIO U.S. Core Strategies and a Managing Director of PIMCO. Mr. Cudzil is a Managing Director of PIMCO. Mr. Mather has managed the Fund since September 2014, and Mr. Cudzil has managed the Fund since July 2018.

In addition, effective immediately, disclosure concerning the Fund’s portfolio managers in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Extended Duration	Michael Cudzil	2/16	Managing Director, PIMCO. Mr. Cudzil is a portfolio manager and mortgage specialist. Prior to joining PIMCO in 2012, he worked as a managing director and head of pass-through trading at Nomura.
PIMCO GNMA		1/13
PIMCO Long Duration Total Return		2/16
PIMCO Long-Term U.S. Government		2/16
PIMCO Moderate Duration		7/18
PIMCO Mortgage-Backed Securities		1/13

PIMCO Moderate Duration PIMCO Total Return PIMCO Total Return II PIMCO Total Return IV PIMCO Total Return ESG	Scott A. Mather	9/14 9/14 9/14 9/14 9/14	CIO U.S. Core Strategies and Managing Director, PIMCO. Previously he was head of global portfolio management. He joined PIMCO in 1998.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP1_072018

PIMCO Funds

Supplement dated July 20, 2018 to the Equity-Related Strategy Funds Prospectus dated July 28, 2017, as supplemented (the “Prospectus”)

Disclosure Regarding the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund, PIMCO RAE Worldwide Long/Short PLUS Fund, PIMCO StocksPLUS® Absolute Return Fund, PIMCO StocksPLUS® Fund, PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged), PIMCO StocksPLUS® International Fund (Unhedged), PIMCO StocksPLUS® Short Fund and PIMCO StocksPLUS® Small Fund

Effective immediately, the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund and PIMCO RAE Fundamental PLUS Fund are jointly managed by Mohsen Fahmi, Jing Yang, Bryan Tsu, Robert D. Arnott and Christopher J. Brightman. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in each Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. Research Affiliates, LLC serves as the Fund’s sub-adviser. The Fund’s portfolio is jointly managed by Mohsen Fahmi, Jing Yang, Bryan Tsu, Robert D. Arnott and Christopher J. Brightman. Mr. Fahmi is a Managing Director of PIMCO, and Ms. Yang and Mr. Tsu are Executive Vice Presidents of PIMCO. Mr. Arnott is the Chairman and Founder of Research Affiliates, LLC. Mr. Brightman is the Chief Investment Officer of Research Affiliates, LLC. Messrs. Fahmi and Arnott have jointly managed the Fund since September 2014, Mr. Brightman has jointly managed the Fund since July 2017, and Ms. Yang and Mr. Tsu have jointly managed the Fund since July 2018. Messrs. Fahmi and Tsu and Ms. Yang are jointly responsible for the absolute return strategy and the equity portfolio replication process. Messrs. Arnott and Brightman are jointly responsible for the selection of stocks within the underlying equity portfolio.

Effective immediately, the PIMCO RAE Fundamental PLUS International Fund and PIMCO RAE Fundamental PLUS Small Fund are jointly managed by Mohsen Fahmi, Jing Yang, Bryan Tsu, Robert D. Arnott and Christopher J. Brightman. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in each Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. Research Affiliates, LLC serves as the Fund’s sub-adviser. The Fund’s portfolio is jointly managed by Mohsen Fahmi, Jing Yang, Bryan Tsu, Robert D. Arnott and Christopher J. Brightman. Mr. Fahmi is a Managing Director of PIMCO, and Ms. Yang and Mr. Tsu are Executive Vice Presidents of PIMCO. Mr. Arnott is the Chairman and Founder of Research Affiliates, LLC. Mr. Brightman is the Chief Investment Officer of Research Affiliates, LLC. Mr. Arnott has jointly managed the Fund since September 2014, Mr. Fahmi has jointly managed the Fund since January 2015, Mr. Brightman has jointly managed the Fund since July 2017, and Ms. Yang and Mr. Tsu have jointly managed the Fund since July 2018. Messrs. Fahmi and Tsu and Ms. Yang are jointly responsible for the absolute return strategy and the equity portfolio replication process. Messrs. Arnott and Brightman are jointly responsible for the selection of stocks within the underlying equity portfolio.

Effective immediately, the PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund and PIMCO RAE Low Volatility PLUS International Fund are jointly managed by Mohsen Fahmi, Jing Yang, Bryan Tsu, Robert D. Arnott and Christopher J. Brightman. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in each Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. Research Affiliates, LLC serves as the Fund’s sub-adviser. The Fund’s portfolio is jointly managed by Mohsen Fahmi, Jing Yang, Bryan Tsu, Robert D. Arnott and

Christopher J. Brightman. Mr. Fahmi is a Managing Director of PIMCO, and Ms. Yang and Mr. Tsu are Executive Vice Presidents of PIMCO. Mr. Arnott is the Chairman and Founder of Research Affiliates, LLC. Mr. Brightman is the Chief Investment Officer of Research Affiliates, LLC. Mr. Arnott has jointly managed the Fund since September 2014. Mr. Fahmi has jointly managed the Fund since January 2015. Mr. Brightman has jointly managed the Fund since July 2017. Ms. Yang and Mr. Tsu have jointly managed the Fund since July 2018. Ms. Yang and Messrs. Tsu and Fahmi are jointly responsible for the absolute return strategy and the equity portfolio replication process. Messrs. Arnott and Brightman are jointly responsible for the selection of stocks within the underlying equity portfolio.

Effective immediately, the PIMCO RAE Worldwide Long/Short PLUS Fund is jointly managed by Mohsen Fahmi, Jing Yang, Josh Davis, Robert D. Arnott and Christopher J. Brightman. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. Research Affiliates, LLC serves as the Fund’s sub-adviser. The Fund’s portfolio is jointly managed by Mohsen Fahmi, Jing Yang, Josh Davis, Robert D. Arnott and Christopher J. Brightman. Mr. Fahmi is a Managing Director of PIMCO. Each of Ms. Yang and Dr. Davis is an Executive Vice President of PIMCO. Mr. Arnott is the Chairman and Founder of Research Affiliates, LLC. Mr. Brightman is the Chief Investment Officer of Research Affiliates, LLC. Mr. Fahmi, Dr. Davis and Mr. Arnott have jointly managed the Fund since its inception in December 2014. Mr. Brightman has jointly managed the Fund since July 2017. Ms. Yang has jointly managed the Fund since July 2018. Mr. Fahmi, Ms. Yang and Dr. Davis are jointly responsible for the absolute return strategy and the equity portfolio replication process. Messrs. Arnott and Brightman are jointly responsible for the selection of stocks within the underlying equity portfolios.

Effective immediately, the PIMCO StocksPLUS® Absolute Return Fund, PIMCO StocksPLUS® International Fund (Unhedged), PIMCO StocksPLUS® Short Fund and PIMCO StocksPLUS® Small Fund are jointly managed by Mohsen Fahmi, Jing Yang and Bryan Tsu. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in each Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly managed by Mohsen Fahmi, Jing Yang and Bryan Tsu. Mr. Fahmi is a Managing Director of PIMCO, and each of Ms. Yang and Mr. Tsu is an Executive Vice President of PIMCO. Mr. Fahmi has jointly managed the Fund since September 2014, and Ms. Yang and Mr. Tsu have jointly managed the Fund since July 2018.

Effective immediately, the PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) is jointly managed by Mohsen Fahmi, Jing Yang and Bryan Tsu. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly managed by Mohsen Fahmi, Jing Yang and Bryan Tsu. Mr. Fahmi is a Managing Director of PIMCO, and each of Ms. Yang and Mr. Tsu is an Executive Vice President of PIMCO. Mr. Fahmi has jointly managed the Fund since January 2015, and Ms. Yang and Mr. Tsu have jointly managed the Fund since July 2018.

Effective immediately, the PIMCO StocksPLUS® Fund is jointly managed by Mohsen Fahmi, Jing Yang and Bryan Tsu. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly managed by Mohsen Fahmi, Jing Yang and Bryan Tsu. Mr. Fahmi is a Managing Director of PIMCO, and each of Ms. Yang and Mr. Tsu is an Executive Vice President of PIMCO. Ms. Yang and Messrs. Fahmi and Tsu have jointly managed the Fund since July 2018.

In addition, effective immediately, disclosure concerning the Fund’s portfolio managers in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO RAE Fundamental Advantage PLUS Fund*	Robert D. Arnott	9/14	Chairman, Founder, Research Affiliates, LLC, since July 2002. Previously, Mr. Arnott was Chairman of First Quadrant, L.P. until April 2004. He joined First Quadrant in April 1988.
PIMCO RAE Fundamental PLUS EMG Fund*		9/14
PIMCO RAE Fundamental PLUS Fund*		9/14
PIMCO RAE Fundamental PLUS International Fund*		9/14
PIMCO RAE Fundamental PLUS Small Fund*		9/14
PIMCO RAE Low Volatility PLUS EMG Fund**		9/14
PIMCO RAE Low Volatility PLUS Fund**		9/14
PIMCO RAE Low Volatility PLUS International Fund**		9/14
PIMCO RAE Worldwide Long/Short PLUS Fund***		12/14†

PIMCO RAE Fundamental Advantage PLUS Fund*	Christopher J. Brightman	7/17

Chief Investment Officer, Research Affiliates, LLC, since April 2014. Previously at Research Affiliates, LLC, Mr. Brightman served as a Managing Director and Head of Investment Management. Prior to joining Research Affiliates in 2010, Mr. Brightman was chief executive officer of the University of Virginia Investment Management Company

PIMCO RAE Fundamental PLUS EMG Fund*		7/17
PIMCO RAE Fundamental PLUS Fund*		7/17
PIMCO RAE Fundamental PLUS International Fund*		7/17
PIMCO RAE Fundamental PLUS Small Fund*		7/17
PIMCO RAE Low Volatility PLUS EMG Fund**		7/17
PIMCO RAE Low Volatility PLUS Fund**		7/17
PIMCO RAE Low Volatility PLUS International Fund**		7/17
PIMCO RAE Worldwide Long/Short PLUS Fund***		7/17

PIMCO RAE Worldwide Long/Short PLUS Fund***	Josh Davis	12/14†

Executive Vice President, PIMCO. He is a member of PIMCO’s global quantitative portfolio group and focuses on portfolio solutions and quantitative strategy, including asset allocation, tail risk hedging, foreign exchange and variable annuities. Prior to joining PIMCO in 2008, he was a consulting strategist with Prime International Trading in Chicago

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO RAE Fundamental Advantage PLUS Fund*	Mohsen Fahmi	9/14

Managing Director, PIMCO. Mr. Fahmi joined PIMCO in 2014 and is a generalist portfolio manager focusing on global fixed income assets. Prior to joining PIMCO, Mr. Fahmi was with Moore Capital Management, most recently as a senior portfolio manager and previously as chief operating officer. Mr. Fahmi has also previously served as co-head of bond and currency proprietary trading at Tokai Bank Europe, head of leveraged investment at Salomon Brothers and executive director of proprietary trading at Goldman Sachs. Prior to this, he was a proprietary trader for J.P. Morgan in both New York and London, and he also spent seven years as an investment officer at the World Bank in Washington, DC. He has investment experience since 1984 and holds an MBA from Stanford University.

PIMCO RAE Fundamental PLUS EMG Fund*		9/14
PIMCO RAE Fundamental PLUS Fund*		9/14
PIMCO RAE Fundamental PLUS International Fund*		1/15
PIMCO RAE Fundamental PLUS Small Fund*		1/15
PIMCO RAE Low Volatility PLUS EMG Fund**		1/15
PIMCO RAE Low Volatility PLUS Fund**		1/15
PIMCO RAE Low Volatility PLUS International Fund**		1/15
PIMCO RAE Worldwide Long/Short PLUS Fund***		12/14†
PIMCO StocksPLUS® Absolute Return Fund		9/14
PIMCO StocksPLUS® Fund		7/18
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)		1/15
PIMCO StocksPLUS® International Fund (Unhedged)		9/14
PIMCO StocksPLUS® Short Fund		9/14
PIMCO StocksPLUS® Small Fund		9/14

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO RAE Fundamental Advantage PLUS Fund*	Bryan Tsu	7/18

Executive Vice President, PIMCO. He is a portfolio manager in the New York office, focusing on commercial mortgage-backed securities and collateralized loan obligations. Prior to joining PIMCO in 2008, he worked at Bear Stearns in New York, syndicating collateralized loan and collateralized debt obligations and other asset-backed transactions. He has 12 years of investment experience and holds a bachelor’s degree in economics and operations research from Columbia University.

PIMCO RAE Fundamental PLUS EMG Fund*		7/18
PIMCO RAE Fundamental PLUS Fund*		7/18
PIMCO RAE Fundamental PLUS International Fund*		7/18
PIMCO RAE Fundamental PLUS Small Fund*		7/18
PIMCO RAE Low Volatility PLUS EMG Fund**		7/18
PIMCO RAE Low Volatility PLUS Fund**		7/18
PIMCO RAE Low Volatility PLUS International Fund**		7/18
PIMCO StocksPLUS® Absolute Return Fund		7/18
PIMCO StocksPLUS® Fund		7/18
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)		7/18
PIMCO StocksPLUS® International Fund (Unhedged)		7/18
PIMCO StocksPLUS® Short Fund		7/18
PIMCO StocksPLUS® Small Fund		7/18

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO RAE Fundamental Advantage PLUS Fund*	Jing Yang	7/18

Executive Vice President, PIMCO. She is a portfolio manager and a mortgage specialist in the structured credit group in the Newport Beach office. Prior to joining PIMCO in 2006, she worked in home equity loan structuring at Morgan Stanley in New York. She has investment experience since 2006 and hold a Ph.D in Bioinformatics and a master’s degree in statistics from the University of Chicago.

PIMCO RAE Fundamental PLUS EMG Fund*		7/18
PIMCO RAE Fundamental PLUS Fund*		7/18
PIMCO RAE Fundamental PLUS International Fund*		7/18
PIMCO RAE Fundamental PLUS Small Fund*		7/18
PIMCO RAE Low Volatility PLUS EMG Fund**		7/18
PIMCO RAE Low Volatility PLUS Fund**		7/18
PIMCO RAE Low Volatility PLUS International Fund**		7/18
PIMCO RAE Worldwide Long/Short PLUS Fund***		7/18
PIMCO StocksPLUS® Absolute Return Fund		7/18
PIMCO StocksPLUS® Fund		7/18
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)		7/18
PIMCO StocksPLUS® International Fund (Unhedged)		7/18
PIMCO StocksPLUS® Short Fund		7/18
PIMCO StocksPLUS® Small Fund		7/18

*

Messrs. Fahmi and Tsu and Ms. Yang are jointly responsible for the absolute return strategy and the equity portfolio replication process. Messrs. Arnott and Brightman are jointly responsible for the selection of stocks within the underlying equity portfolio.

**

Messrs. Fahmi and Tsu and Ms. Yang are jointly responsible for the absolute return strategy and the equity portfolio replication process. Messrs. Arnott and Brightman are jointly responsible for the selection of stocks within the underlying equity portfolio.

***

Mr. Fahmi, Ms. Yang and Dr. Davis are jointly responsible for the absolute return strategy and the equity portfolio replication process. Messrs. Arnott and Brightman are jointly responsible for the selection of stocks within the underlying equity portfolios.

†	Inception of the Fund

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP2_072018

PIMCO Funds

Supplement dated July 20, 2018 to the

Statement of Additional Information dated July 28, 2017, as supplemented (the “SAI”)

Disclosure Regarding the PIMCO Moderate Duration Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund, PIMCO RAE Worldwide Long/Short PLUS Fund, PIMCO StocksPLUS® Absolute Return Fund, PIMCO StocksPLUS® Fund, PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged), PIMCO StocksPLUS® International Fund (Unhedged), PIMCO StocksPLUS® Short Fund and PIMCO StocksPLUS® Small Fund

Effective immediately, the PIMCO Moderate Duration Fund is jointly managed by Scott A. Mather and Michael Cudzil.

Effective immediately, the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund and PIMCO RAE Low Volatility PLUS International Fund are jointly managed by Mohsen Fahmi, Jing Yang, Bryan Tsu, Robert D. Arnott and Christopher J. Brightman.

Effective immediately, the PIMCO RAE Worldwide Long/Short PLUS Fund is jointly managed by Mohsen Fahmi, Jing Yang, Josh Davis, Robert D. Arnott and Christopher J. Brightman.

Effective immediately, the PIMCO StocksPLUS® Absolute Return Fund, PIMCO StocksPLUS® Fund, PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged), PIMCO StocksPLUS® International Fund (Unhedged), PIMCO StocksPLUS® Short Fund and PIMCO StocksPLUS® Small Fund are jointly managed by Mohsen Fahmi, Jing Yang and Bryan Tsu.

Accordingly, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI.

In addition, effective immediately, the following sentence is added to the end of the paragraph immediately preceding the above table:

Effective July 20, 2018, the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund and PIMCO RAE Low Volatility PLUS International Fund are jointly managed by Mohsen Fahmi, Jing Yang, Bryan Tsu, Robert D. Arnott and Christopher J. Brightman. Effective July 20, 2018, the PIMCO RAE Worldwide Long/Short PLUS Fund is jointly managed by Mohsen Fahmi, Jing Yang, Josh Davis, Robert D. Arnott and Christopher J. Brightman. Effective July 20, 2018, the PIMCO StocksPLUS® Absolute Return Fund, PIMCO StocksPLUS® Fund, PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged), PIMCO StocksPLUS® International Fund (Unhedged), PIMCO StocksPLUS® Short Fund and PIMCO StocksPLUS® Small Fund are jointly managed by Mohsen Fahmi, Jing Yang and Bryan Tsu.

In addition, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP3_072018